SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES (Reconciliation of Series A Convertible Redeemable Preferred Shares) (Details) (Series A Preferred Stock [Member], USD $)	12 Months Ended
Dec. 31, 2010
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Mezzanine equity-Series A convertible redeemable preferred shares beginning balance	$ 55,602,740
Deemed dividend on Series A convertible redeemable preferred shares	3,300,000
Conversion into ordinary shares	(58,902,740)
Mezzanine equity-Series A convertible redeemable preferred shares ending balance